Pension obligations (Schedule of detailed information about remeasurement on net defined benefit liability) - (Details) - Pension obligations [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Pension Obligations [Line Items]
(Return)/loss on plan assets (excluding amounts included in net interest expense)	$ (21,460)	$ 15,296
Actuarial gains arising from changes in demographic assumptions	0	0
Actuarial losses/(gains) arising from changes in financial assumptions	29,609	(11,585)
Actuarial gains arising from experience adjustments	(2,258)	(2,112)
Defined benefit loss/(gain) related to remeasurement	5,891	1,599
Total pension cost	$ 18,574	$ 17,705